Equity	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Equity
Note 6: Equity
Preferred and Common Shares Outstanding and Other Equity Instruments (1)

(Canadian $ in millions, except as noted)	July 31, 2020		October 31, 2019
	Number of shares	Amount	Number of shares	Amount	Convertible into...
Preferred Shares - Classified as Equity
Class B – Series 25	9,425,607	236	9,425,607	236	Class B -Series 26	(2)
Class B – Series 26	2,174,393	54	2,174,393	54	Class B -Series 25	(2)
Class B – Series 27	20,000,000	500	20,000,000	500	Class B -Series 28	(2)(3)
Class B – Series 29	16,000,000	400	16,000,000	400	Class B -Series 30	(2)(3)
Class B – Series 31	12,000,000	300	12,000,000	300	Class B -Series 32	(2)(3)
Class B – Series 33	8,000,000	200	8,000,000	200	Class B -Series 34	(2)(3)
Class B – Series 35	6,000,000	150	6,000,000	150	Not convertible	(3)
Class B – Series 36	600,000	600	600,000	600	Class B -Series 37	(2)(3)
Class B – Series 38	24,000,000	600	24,000,000	600	Class B -Series 39	(2)(3)
Class B – Series 40	20,000,000	500	20,000,000	500	Class B - Series 41	(2)(3)
Class B – Series 42	16,000,000	400	16,000,000	400	Class B -Series 43	(2)(3)
Class B – Series 44	16,000,000	400	16,000,000	400	Class B -Series 45	(2)(3)
Class B – Series 46	14,000,000	350	14,000,000	350	Class B -Series 47	(2)(3)
Preferred Shares - Classified as Equity		4,690		4,690
Other Equity Instruments (4)		658		658
Common Shares (5) (6) (7)	642,804,880	13,200	639,232,276	12,971
Share Capital and Other Equity Instruments		18,548		18,319

(1)	For additional information refer to Notes 16 and 20 of our annual consolidated financial statements for the year ended October 31, 2019 on pages 177 and 188 of our 2019 Annual Report.
(2)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(3)
The shares issued include a
non-viability
contingent capital provision, which is necessary for the shares to qualify as regulatory capital under Basel III. As such, the shares are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each preferred share is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the share value of the preferred share issuance (including declared and unpaid dividends on such preferred share issuance) by the conversion price and then times the multiplier.

(4)
The other equity instruments
(notes) issued include a
non-viability
contingent capital provision, which is necessary for the notes to qualify as regulatory capital under Basel III. As such, the notes are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, the notes are convertible into common shares of the bank determined by dividing (a) the product of the Multiplier of 1.25, and the Note Value, by (b) the Conversion Price which is the greater of the Floor price of $5 and the current market price.

(5)	The stock options issued under the Stock Option Plan are convertible into 6,635,228 common shares as at July 31, 2020 (6,108,307 common shares as at October 31, 2019).
(6)
During the three and nine months ended July 31, 2020, we issued 3,355,394 common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan and 8,614 and 423,737 common shares under the Stock Option Plan.

(7)	Common shares are net of 206,527 treasury shares as at July 31, 2020.
Other Equity Instruments
The bank’s US$500 million (
CAD
$658 million) 4.800% Additional Tier 1 Capital Notes (“notes”) are classified as equity and form part of our additional Tier 1 non-viability
contingent capital. The notes are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability component of the notes and, as a result, the full amount of proceeds has been classified as equity. Semi-annual distributions on the notes will be recorded as a reduction in retained earnings when payable in May and December. The rights of the holders of our notes are subordinate to the claims of the depositors and certain other creditors but rank above our common and preferred shares.
Preferred Shares
On June 29, 2020, we announced that we did not intend to exercise our right to redeem the current outstanding
Non-Cumulative
5-Year
Rate Reset Class B Preferred Shares Series 33
("Preferred Shares Series 33")
on August 25, 2020. As a result, subject to certain conditions, the holders of Preferred Shares Series 33 had the right, at their option, by August 10, 2020, to convert any or all of their Preferred Shares Series 33 on a one-for-one
basis into
Non-Cumulative
Floating Rate Class B Preferred Shares Series 34
("Preferred Shares Series 34")
. During the conversion period, July 27, 2020 to August 10, 2020, 118,563 Preferred Shares Series 33 were tendered for conversion into Preferred Shares Series 34, which is less than the minimum 1,000,000 required to give effect to the conversion, as described in the Preferred Shares Series 33 prospectus supplement dated May 29, 2015. As a result, no Preferred Shares Series 34 were issued and holders of Preferred Shares Series 33 retained their shares. The dividend rate for the Preferred Shares Series 33 for the five year period commencing on August 25, 2020, and ending on August 24, 2025, is 3.054%.
During the three and nine months ended July 31, 2020, we did not issue or redeem any preferred shares.
Common Shares
On February 25, 2020, we announced our
intention
, subject to the approval of OSFI and the Toronto Stock Exchange, to establish a new normal course issuer bid (“NCIB”) that will permit us to purchase for cancellation up to 12 million common shares over a
12-month
period, commencing on or about June 3, 2020. As previously noted, in light of OSFI’s announcement on March 13, 2020 that all share buybacks by federally regulated financial institutions should be halted for the time being, we have put the process on hold. We will proceed with the new NCIB based on OSFI’s future guidance. Our previous NCIB expired on June 2, 2020.
Shareholder Dividend Reinvestment and Share Purchase Plan
On August 25, 2020, we announced that commencing with common share dividend declared for the fourth quarter of fiscal 2020, and subsequently until further notice, common shares under the Shareholder Dividend Reinvestment and Share Purchase Plan (the “Plan”) will be purchased on the open market without a discount.
During the three and nine months ended July 31, 2020, we issued 3,355,394 common shares under the Plan.